Schedule of Investments
May 31, 2023 (unaudited)
Archer Dividend Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 90.86%

Beverages - 2.84%
PepsiCo, Inc.	2,900	528,815

Bottled & Canned Soft Drinks & Carbonated Waters - 3.49%
Coca-Cola FEMSA S.A.B. de C.V. ADR Series L	7,850	650,137

Canned, Frozen & Preserved Fruit, Veg & Food Specialties - 2.61%
Kraft Heinz Co.	12,700	485,394

Computer & Office Equipment - 4.54%
Cisco Systems, Inc.	9,300	461,931
International Business Machines Corp.	3,000	385,770

		847,701

Construction Machinery & Equipment - 2.67%
Caterpillar, Inc.	2,425	498,944

Crude Petroleum & Natural Gas - 1.68%
Devon Energy Corp.	6,800	313,480

Electric & Other Services Combined - 7.58%
Consolidated Edison, Inc.	4,905	457,636
Duke Energy Corp.	5,082	453,772
Exelon Corp.	12,700	503,555

		1,414,963

Electric Services - 7.45%
American Electric Power Co., Inc.	5,300	440,536
Entergy Corp.	4,800	471,360
Southern Co.	6,850	477,787

		1,389,683

Finance Services - 2.48%
Hercules Capital, Inc.	32,000	462,720

Gas & Other Services Combined- 1.80%
UGI Corp.	12,000	335,640

Guided Missiles & Space Vehicles & Parts - 3.03%
Lockheed Martin Corp.	1,275	566,113

Life Insurance - 2.55%
Manulife Financial Corp. (Canada)	25,700	475,964

National Commercial Banks - 5.58%
JPMorgan Chase & Co.	3,650	495,341
Regions Financial Corp.	31,600	545,732

		1,041,073

Natural Gas Transmission - 2.19%
Kinder Morgan, Inc.	25,400	409,194

Paper Mills - 1.57%
Mativ Holdings, Inc.	19,400	292,164

Petroleum Refining- 4.75%
BP PLC. ADR	11,665	393,227
Chevron Corp.	3,270	492,528

		885,755

Pharmaceutical Preparations - 14.20%
AbbVie, Inc.	4,590	633,236
Bristol Myers Squibb Co.	6,970	449,147
Johnson & Johnson	2,500	387,650
Merck & Co., Inc.	6,415	708,280
Pfizer, Inc.	12,400	471,448

		2,649,761

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers- 2.10%
Dow, Inc.	8,050	392,679

Retail - Drug Stores and Proprietary Stores - 4.38%
CVS Health Corp.	6,400	435,392
Walgreens Boots Alliance, Inc.	12,600	382,662

		818,054

Semiconductors & Related Devices - 4.31%
Broadcom, Inc.	630	509,015
Texas Instruments, Inc.	1,700	295,596

		804,611

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 2.76%
Procter & Gamble Co.	3,620	515,850

State Commercial Banks - 1.66%
Citizens Financial Group, Inc.	12,000	309,360

Telephone Communications (No Radio Telephone) - 1.91%
Verizon Communications, Inc.	10,000	356,300

Trucking & Courier Services - 2.73%
United Parcel Service, Inc. Class B	3,050	509,350

Total Common Stock	(Cost $ 14,492,899)	16,953,705

Real Estate Investment Trusts - 6.74%

Crown Castle International Corp.	2,700	305,667
Iron Mountain, Inc.	10,000	534,200
W. P. Carey, Inc.	6,035	418,588

Total Real Estate Investment Trusts	(Cost $ 969,601)	1,258,455

Money Market Registered Investment Companies - 1.96%
Federated Treasury Obligation Fund - Institutional Shares - 4.95% (3)	366,388	366,388

Total Money Market Registered Investment Companies	(Cost $ 366,388)	366,388

Total Investments - 99.56%	(Cost $ 15,828,888)	18,578,548

Other Assets less Liabilities - .44%		81,267

Total Net Assets - 100.00%		18,659,815

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$18,578,548	$0
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$18,578,548	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at May 31, 2023